AMOUNT DUE FROM JOINT OPERATION PARTIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Amount Due From Joint Operation Parties
SCHEDULE OF AMOUNT DUE FROM JOINT OPERATION PARTIES
	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Amount due from joint operation parties	$1,759,280	$20,412,892

	As of March 31,
	2024	2025
	HKD	HKD

Amount due from/(to) joint operation parties	$-	$1,759,280